BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Dec. 06, 2022 USD ($)	Dec. 31, 2022 USD ($) customer segment	Dec. 31, 2021 USD ($) customer
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Working capital		$ 14,200,000
Cash and cash equivalents		15,916,141	$ 1,500,582
Cash		15,900,000	1,500,000
Cash equivalents		$ 0	$ 0
Number of customers exceeded 10% of sales / accounts receivable | customer		0	0
Allowance for doubtful accounts		$ 162,635	$ 100,000
Impairment of long lived asset		$ 0	0
Warranty period of the product		3 years
Accrual for warranty claims		$ 269,496	217,244
Warranty guaranteeing the fit and finish product period		3 years
Invoices customers upon shipment product period		30 days
Initial recruiting, onboarding and training costs		$ 211,218	144,775
Advertising costs		100,319	$ 87,764
Proceeds from convertible debt		$ 27,452,121
Number of operating segments | segment		1
Number of reporting segments | segment		1
Lakeshore ("Lakeshore") Acquisition I Corp
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Cash held	$ 4,920,000
Cash in connection	10,250,000
Proceeds from convertible debt	30,000,000
Transaction expenses	$ 11,530,000	$ 11,530,000